Investment Objectives and Goals	Sep. 10, 2025
City Different Investments SMID Cap Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	City Different Investments SMID Cap Core Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The City Different Investments SMID Cap Core Equity ETF (the “Fund”) seeks to achieve capital appreciation.
City Different Investments Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	City Different Investments Global Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The City Different Investments Global Equity ETF (the “Fund”) seeks to achieve capital appreciation.